Interest Expense and Finance Costs (Tables)	12 Months Ended
Dec. 31, 2017
Interest Expense and Finance Costs [Abstract]
Interest Expense and Finance Costs
	For the year ended December 31,
	2017	2016	2015
Interest payable on long-term borrowings	1,778	2,430	2,523
Bank charges	34	33	32
Amortization of debt discount	84	128	146
Other finance expenses	325	85	82
Total	2,221	2,676	2,783